Average Annual Total Returns - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2024
Fidelity Advisor Tactical Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.13%
Since Inception	(1.46%)	[1]
Fidelity Advisor Tactical Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.50%
Since Inception	(3.89%)	[2]
Fidelity Advisor Tactical Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.77%
Since Inception	(5.47%)	[2]
Fidelity Advisor Tactical Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.45%
Since Inception	(3.63%)	[2]
Fidelity Advisor Tactical Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.98%
Since Inception	(2.52%)	[3]
Fidelity Advisor Tactical Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.51%
Since Inception	(3.89%)	[4]
Fidelity Advisor Tactical Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.04%
Since Inception	(1.54%)	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.32%)

[1]	E From February 10, 2022 .
[2]	A From February 10, 2022 .
[3]	C From February 10, 2022 .
[4]	B From February 10, 2022 .
[5]	D From February 10, 2022 .